Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis [Line Items]
Short-term investments		¥ 4,000
Available-for-sale investments	¥ 30,490	59,624
Equity securities with readily determinable fair values	1	12
Total assets	30,491	63,636
Derivative liabilities		5
Quoted price in active markets for identical assets (Level 1) [Member]
Schedule of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis [Line Items]
Short-term investments
Available-for-sale investments
Equity securities with readily determinable fair values	1	12
Total assets	1	12
Derivative liabilities
Significant other observable Inputs (Level 2) [Member]
Schedule of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis [Line Items]
Short-term investments		4,000
Available-for-sale investments
Equity securities with readily determinable fair values
Total assets		4,000
Derivative liabilities
Significant unobservable Inputs (Level 3) [Member]
Schedule of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis [Line Items]
Short-term investments
Available-for-sale investments	30,490	59,624
Equity securities with readily determinable fair values
Total assets	¥ 30,490	59,624
Derivative liabilities		¥ 5